Recapitalization - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Subsidiary Sale Of Stock [Line Items]
Proceeds from issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs		$ 124,220	$ 0
Transaction costs	$ 400
Reduction Of Additional Paid In Capital	$ 5,900
Common shares, shares outstanding | shares		35,034,431	18,256,628
Common shares, shares issued | shares		35,034,431	18,256,628
Exchange ratio	0.175648535	0.175648535
Surrozen Inc
Subsidiary Sale Of Stock [Line Items]
Common shares, shares outstanding | shares	4,420,757
Common shares, shares issued | shares	16,440,757
Goodwill	$ 0
Private Investment In Public Entity Offering
Subsidiary Sale Of Stock [Line Items]
Proceeds from cash acquired through acquisition and PIPE offering	128,800
Proceeds from issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs	8,600
Proceeds from issuance of units upon PIPE Financing	120,200
Transaction costs	$ 6,300
Private Investment In Public Entity Offering | Surrozen Inc
Subsidiary Sale Of Stock [Line Items]
Common shares, shares issued | shares	12,020,000